UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     October 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $201,337 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      796    11614 SH       SOLE                    11614        0        0
ALPS ETF TR                    ALERIAN MLP      00162Q866     7843   473317 SH       SOLE                   473317        0        0
AMGEN INC                      COM              031162100      230     2725 SH       SOLE                     2725        0        0
COMCAST CORP NEW               CL A             20030N101      290     8107 SH       SOLE                     8107        0        0
EXXON MOBIL CORP               COM              30231G102      322     3522 SH       SOLE                     3522        0        0
HOME DEPOT INC                 COM              437076102      299     4947 SH       SOLE                     4947        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    11018   191019 SH       SOLE                   191019        0        0
ISHARES TR                     BARCLY USAGG B   464287226     1882    16734 SH       SOLE                    16734        0        0
ISHARES TR                     IBOXX INV CPBD   464287242    15499   127282 SH       SOLE                   127282        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325     3828    59658 SH       SOLE                    59658        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457    10553   124883 SH       SOLE                   124883        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3967    54964 SH       SOLE                    54964        0        0
ISHARES TR                     RUSSELL1000GRW   464287614    14818   222160 SH       SOLE                   222160        0        0
ISHARES TR                     RUSSELL 2000     464287655     3293    39462 SH       SOLE                    39462        0        0
ISHARES TR                     AGENCY BD FD     464288166     4119    36113 SH       SOLE                    36113        0        0
ISHARES TR                     MSCI ACWI EX     464288240      500    12685 SH       SOLE                    12685        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448      700    22128 SH       SOLE                    22128        0        0
ISHARES TR                     HIGH YLD CORP    464288513    10977   118923 SH       SOLE                   118923        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    20812   190656 SH       SOLE                   190656        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    34409   325349 SH       SOLE                   325349        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     7779   127673 SH       SOLE                   127673        0        0
POWERSHARES ETF TR II          S&P SMCP IT PO   73937B860      562    18628 SH       SOLE                    18628        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    12254   178711 SH       SOLE                   178711        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8131    47306 SH       SOLE                    47306        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108      307     9002 SH       SOLE                     9002        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     6384    98264 SH       SOLE                    98264        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4624   110836 SH       SOLE                   110836        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     2592    51438 SH       SOLE                    51438        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     8113   155089 SH       SOLE                   155089        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315     4436    82652 SH       SOLE                    82652        0        0